Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets, non-current
Net operating loss carrying forward	$ 4,878,672	$ 5,269,546
Total deferred tax assets
Valuation allowance	(4,878,672)	(5,269,546)
Total
Deferred tax liabilities, non-current
Property, plant and equipment		1,036
Total		$ 1,036